                                       UAM Funds

                                       Annual Report



    ------------------------
     C & B Equity Portfolio
     for Taxable Investors
--------------------------------------------------------------------------------
                                       October 31, 1998














                                       UAM

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   2
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10
Report of Independent Accountants...........................................  15

--------------------------------------------------------------------------------

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

Dear Shareholder:

  The following report provides a detailed description of the securities held and the statement of operations for the Cooke & Bieler Equity Portfolio for Taxable Investors for the twelve month period ended October 31, 1998.

  The S&P 500 was on a roller coaster ride over this past year. At the end of this one year period, the S&P 500 advanced 22.01%. This very generous advance seemed all but impossible just a few weeks earlier when the market was essentially unchanged for the year. This type of volatility is disturbing to a manager who approaches investing with a 5 to 10 year time frame. The Cooke & Bieler Equity Portfolio for Taxable Investors appreciated 8.16% over this comparable period.

  In addition to the volatile markets, we continue to see a growing bifurcation within the S&P 500. That is to say, the stock prices for the top 50 companies within this benchmark are doing very well but the valuations to us look unattractive, and the stock prices for the bottom 450 companies, whose performance has been quite poor relative to the top 50 offer some selected opportunities. Needless to say, we are finding better long term values outside of the jumbo, top 50 companies of the S&P 500.

  Our relative results have been a mirror image of this divergent trend because we have maintained very limited exposure to the largest stocks in the S&P 500. Though the wisdom of this position was not apparent in this past year, we believe that solid valuation support is an important differentiating factor in an expended flat or down market. We firmly believe that this Portfolio of attractively valued, high quality companies will perform well during any market correction and yet participate fully in any further market advance.

  While the market remains volatile and full of crosscurrents, we are encouraged by some recent shift in the tone of the market and continue to believe that adherence to our disciplines that underpin our long-standing "high quality, low risk" investment philosophy will prove to be rewarding.

Sincerely,



/s/ Peter A. Thompson

Peter A. Thompson


The investment results presented in the Advisor's letter represent past performance and should not be construed as a guarantee of future results. If Affiliates did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
--------------------------------------------------------------------------------
   COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN THE C & B EQUITY PORTFOLIO FOR TAXABLE INVESTORS AND THE STANDARD & POOR'S 500 INDEX (S&P 500).

-----------------------------------
 AVERAGE ANNUAL TOTAL RETURN**
 FOR PERIOD ENDED OCTOBER 31, 1998
-----------------------------------
     1 YEAR        SINCE 2/12/97*
-----------------------------------
     8.16%             13.85%
-----------------------------------


                           [LINE GRAPH APPEARS HERE]

  DATE     C & B EQUTIY PORTFOLIO FOR TAXABLE INVESTORS+       S&P 500 INDEX+
  ----     ---------------------------------------------       --------------
2/12/97*                10,000                                     10,000
10/31/97                11,554                                     11,794
10/31/98                12,497                                     14,390


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.
 * Commencement of Operations.
** Total return reflects fees waived and expenses assumed by Affiliates.
   Without such waiver of fees and expenses assumed, total return would be lower.
 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.
++ For comparative purposes, the value of the S&P 500 Index on 1/31/97 is used as the beginning value on 2/12/97.

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assume reinvestment of dividends.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.4%

                                                              SHARES   VALUE+
                                                              ------ ----------
AEROSPACE & DEFENSE - 4.9%
 Boeing Co. ................................................. 2,700  $  101,250
 Raytheon Co., Class B....................................... 1,200      69,675
                                                                     ----------
                                                                        170,925
                                                                     ----------
AUTOMOTIVE - 4.9%
 Dana Corp. ................................................. 2,400     100,350
 Snap-On, Inc. .............................................. 2,000      70,875
                                                                     ----------
                                                                        171,225
                                                                     ----------
BEVERAGES, FOOD & TOBACCO - 10.1%
 Anheuser-Busch Cos., Inc. .................................. 2,000     118,875
 UST, Inc. .................................................. 5,400     183,600
 Whitman Corp. .............................................. 2,400      51,450
                                                                     ----------
                                                                        353,925
                                                                     ----------
CAPITAL EQUIPMENT - 5.5%
 Dover Corp. ................................................ 6,000     190,500
                                                                     ----------
CHEMICALS - 4.6%
 Hercules, Inc. ............................................. 3,000      99,938
 Nalco Chemical Co. ......................................... 2,000      61,875
                                                                     ----------
                                                                        161,813
                                                                     ----------
CONSTRUCTION - 3.6%
 Sherwin-Williams Co. ....................................... 5,000     125,937
                                                                     ----------
CONSUMER DURABLES - 4.5%
 Corning, Inc. .............................................. 3,000     108,937
 Rubbermaid, Inc. ........................................... 1,500      49,781
                                                                     ----------
                                                                        158,718
                                                                     ----------
CONSUMER NON-DURABLES - 5.8%
 Hasbro, Inc. ............................................... 2,000      70,125
 NIKE, Inc., Class B......................................... 3,000     131,063
                                                                     ----------
                                                                        201,188
                                                                     ----------
ELECTRONICS - 5.8%
 Grainger (W.W.), Inc. ...................................... 3,500     161,219
 Motorola, Inc. .............................................   800      41,600
                                                                     ----------
                                                                        202,819
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                               SHARES   VALUE+
                                                               ------ ----------
ENERGY - 11.7%
 Burlington Resources, Inc. .................................. 2,000  $   82,375
 Enron Corp. ................................................. 1,500      79,125
 Exxon Corp. ................................................. 1,400      99,750
 Royal Dutch Petroleum Co. (NY Shares)........................ 3,000     147,750
                                                                      ----------
                                                                         409,000
                                                                      ----------
FINANCIAL SERVICES - 8.9%
 EXEL Ltd. ...................................................   259      19,797
 Marsh & McLennan Cos., Inc. ................................. 2,700     149,850
 MBIA, Inc. .................................................. 1,200      73,350
 State Street Corp. .......................................... 1,100      68,613
                                                                      ----------
                                                                         311,610
                                                                      ----------
MULTI-INDUSTRY - 6.6%
 National Service Industries, Inc. ........................... 3,000     107,625
 Raychem Corp. ............................................... 4,000     122,250
                                                                      ----------
                                                                         229,875
                                                                      ----------
OFFICE EQUIPMENT - 7.6%
 International Business Machines Corp. ....................... 1,000     148,437
 Pitney Bowes, Inc. ..........................................   900      49,556
 Xerox Corp. .................................................   700      67,813
                                                                      ----------
                                                                         265,806
                                                                      ----------
PHARMACEUTICALS - 5.1%
 Bristol-Myers Squibb Co. ....................................   600      66,338
 Merck & Co., Inc. ...........................................   800     108,200
                                                                      ----------
                                                                         174,538
                                                                      ----------
SERVICES - 7.8%
 Service Corp. International.................................. 5,000     178,125
 Sysco Corp. ................................................. 3,500      94,281
                                                                      ----------
                                                                         272,406
                                                                      ----------
 TOTAL COMMON STOCKS (Cost $3,202,195)...............................  3,400,285
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           OCTOBER 31, 1998
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 3.4%

                                                            FACE
                                                           AMOUNT    VALUE+
                                                          -------- ----------
REPURCHASE AGREEMENT - 3.4%
 Chase Securities, Inc. 4.90%, dated 10/30/98, due
  11/2/98, to be repurchased at $120,049, collateralized
  by $115,479 of various U.S. Treasury Notes, 5.375%-
  6.875% due from 5/31/99-2/15/04, valued at $120,002
  (Cost $120,000)........................................ $120,000 $  120,000
                                                                   ----------
 TOTAL INVESTMENTS - 100.8% (Cost $3,322,195) (a).................  3,520,285
                                                                   ----------
 OTHER ASSETS AND LIABILITIES (NET) - (0.8%)......................    (27,960)
                                                                   ----------
 NET ASSETS - 100%................................................ $3,492,325
                                                                   ==========

 +  See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $3,322,375. October 31, 1998, net unrealized appreciation for all securities based on tax cost was $197,910. This consisted of aggregate gross unrealized appreciation for all securities of $314,918 and aggregate gross unrealized depreciation for all securities of $117,008.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at Cost................................................ $3,322,195
                                                                     ==========
Investments, at Value............................................... $3,520,285
Cash................................................................        274
Dividends Receivable................................................      1,880
Interest Receivable.................................................         33
Other Assets........................................................         79
                                                                     ----------
 Total Assets.......................................................  3,522,551
                                                                     ----------
LIABILITIES
Payable for Investment Advisory Fees--Note B........................         81
Payable for Administrative Fees--Note C.............................      8,766
Payable for Custodian Fees--Note D..................................        387
Payable for Directors' Fees--Note F.................................        616
Other Liabilities...................................................     20,376
                                                                     ----------
 Total Liabilities..................................................     30,226
                                                                     ----------
NET ASSETS.......................................................... $3,492,325
                                                                     ==========
NET ASSETS CONSIST OF:
Paid in Capital..................................................... $3,431,035
Undistributed Net Investment Income.................................      1,139
Accumulated Net Realized Loss.......................................   (137,939)
Unrealized Appreciation.............................................    198,090
                                                                     ----------
NET ASSETS.......................................................... $3,492,325
                                                                     ==========
INSTITUTIONAL CLASS SHARES
Shares Issued and Outstanding ($0.001 par value)
 (Authorized 25,000,000)............................................    285,481
Net Asset Value, Offering and Redemption Price Per Share............     $12.23
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
                                           FOR THE YEAR ENDED
                                           OCTOBER 31, 1998
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends............................................................ $  44,450
Interest.............................................................    14,892
                                                                      ---------
 Total Income........................................................    59,342
                                                                      ---------
EXPENSES
Administrative Fees - Note C.........................................    65,217
Investment Advisory Fees - Note B....................................    16,532
Registration and Filing Fees.........................................    11,859
Printing Fees........................................................    11,267
Audit Fees...........................................................     6,700
Directors' Fees - Note F.............................................     2,433
Custodian Fees - Note D..............................................     2,067
Shareholder Servicing Fee............................................       334
Other Expenses.......................................................     2,456
Investment Advisory Fees Waived - Note B.............................   (16,532)
Expenses Assumed by the Investment Adviser - Note B..................   (75,610)
                                                                      ---------
 Net Expenses Before Expense Offset..................................    26,723
Expense Offset - Note A..............................................      (266)
                                                                      ---------
Net Expense After Expense Offset.....................................    26,457
                                                                      ---------
NET INVESTMENT INCOME................................................    32,885
                                                                      ---------
NET REALIZED LOSS ON INVESTMENTS.....................................  (131,119)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS....   120,747
                                                                      ---------
NET LOSS ON INVESTMENTS..............................................   (10,372)
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $  22,513
                                                                      =========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FEBRUARY 12,
                                                       YEAR ENDED     1997* TO
                                                       OCTOBER 31,  OCTOBER 31,
                                                          1998          1997
                                                       -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net Investment Income...............................  $    32,885    $  7,562
 Net Realized Loss...................................     (131,119)     (6,820)
 Net Change in Unrealized Appreciation/Depreciation..      120,747      77,343
                                                       -----------    --------
 Net Increase in Net Assets Resulting from
  Operations.........................................       22,513      78,085
                                                       -----------    --------
DISTRIBUTIONS:
 Net Investment Income...............................      (32,989)     (6,319)
                                                       -----------    --------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued..............................................    3,793,725     934,577
 In Lieu of Cash Distributions.......................       24,913       3,375
 Redeemed............................................   (1,309,029)    (16,526)
                                                       -----------    --------
 Net Increase from Capital Share Transactions........    2,509,609     921,426
                                                       -----------    --------
 Total Increase......................................    2,499,133     993,192
NET ASSETS:
 Beginning of Period.................................      993,192         --
                                                       -----------    --------
 End of Period (including undistributed net
  investment income of $1,139 and $1,243
  respectively)......................................  $ 3,492,325    $993,192
                                                       ===========    ========
(1) Shares Issued and Redeemed:
 Issued..............................................      307,354      88,006
 In Lieu of Cash Distributions.......................        2,097         301
 Redeemed............................................     (110,683)     (1,594)
                                                       -----------    --------
                                                           198,768      86,713
                                                       ===========    ========

*Commencement of Operations

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEAR     FEBRUARY 12,
                                                        ENDED    1997*** TO,
                                                     OCTOBER 31, OCTOBER 31,
                                                        1998         1997
                                                     ----------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD................   $11.45       $10.00
                                                       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income..............................     0.14         0.11
 Net Realized and Unrealized Gain...................     0.79#        1.44
                                                       ------       ------
 Total From Investment Operations...................     0.93         1.55
                                                       ------       ------
DISTRIBUTIONS:
 Net Investment Income..............................    (0.15)       (0.10)
                                                       ------       ------
NET ASSET VALUE, END OF PERIOD......................   $12.23       $11.45
                                                       ======       ======
TOTAL RETURN........................................     8.16%+      15.54%+**
                                                       ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...............   $3,492       $  993
Ratio of Expenses to Average Net Assets.............     1.01%        1.00%*
Ratio of Net Investment Income to Average Net
 Assets.............................................     1.24%        1.57%*
Portfolio Turnover Rate.............................       49%           3%
Ratio of Voluntarily Waived Fees and Expenses
 Assumed by Affiliates to Average Net Assets........     3.48%       17.45%*
Ratio of Expenses to Average Net Assets Including
 Expense Offsets....................................     1.00%        1.00%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates during the period indicated.
  # The amount shown for the year ended October 31, 1998 for a share outstand-ing throughout the year does not agree with the amount of aggregate net gains on investments for the year because of the timing of sales and re-purchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term, after tax total return consistent with minimizing risk to principal by investing in common stocks which have a consistency and predictability in their earnings growth.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue
  Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

  adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.
    Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss) accumulated net realized gain (loss) and paid in capital.
    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the"Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

$7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $65,217 from the Portfolio as Administrator of which $61,533 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended October 31, 1998, the Portfolio incurred $144 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. DIRECTORS' FEES: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $3,583,838 and sales of $1,130,731 of investment securities. There were no purchases or sales of long-term U.S. Government securities.

  H. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital

UAM FUNDS
                                           C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
-------------------------------------------------------------------------------

shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  I. OTHER: At October 31, 1998, 36.0% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

  At October 31, 1998 the Portfolio had available capital loss carryover for Federal income tax purposes of $6,641 and $131,119 which will expire on October 31, 2005 and 2006, respectively.

  The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Portfolio. For the year ended October 31, 1998, there were no redemption fees.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
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 REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio for Taxable Investors

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a Portfolio of the UAM Funds Inc., at Oc-tober 31, 1998, and the results of its operations, the changes in its net as-sets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with generally accepted au-diting standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by cor-respondence with the custodian, provide a reasonable basis for the opinion ex-pressed above.

PricewaterhouseCoopers LLP
Boston Massachusetts
December 11, 1998

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FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the year ended October 31, 1998, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 100.0%.

UAM FUNDS                                  C & B EQUITY PORTFOLIO FOR
                                           TAXABLE INVESTORS
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Director                                Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.